SUPPLEMENT dated November 27, 2002

                            To the PROSPECTUS of the

                         Standish Group of Equity Funds
                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 28, 2002

--------------------------------------------------------------------------------

      On October 24, 2002, the Board of Trustees of Standish, Ayer & Wood Investment Trust authorized the imposition of a redemption fee of 2% of the net asset value of each of Standish Small Cap Value Fund, Standish Small Capitalization Equity Fund, Standish Small Cap Growth Fund, Standish International Equity Fund and Standish International Small Cap Fund shares, with certain enumerated exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee would become applicable to shares of those funds purchased on or after January 28, 2003.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the Select Value Fund and Small Cap Value Fund:

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

------------------------------------------------------------------------------------------
Based on fiscal year ended 9/30/01              Select Value Fund     Small Cap Value Fund
------------------------------------------------------------------------------------------
   Shareholder fees (fees paid directly                None                  None
   from your investment)
   Redemption Fee (1) (as a percentage
   of total redemption proceeds)                       None                   2%
Annual fund operating expenses (2,3)
(expenses that are deducted from fund assets)
       Management fees                                 0.50%                 0.80%
       Distribution (12b-1) fees                       None                  None
       Other expenses                                  0.23%                 0.57%
                                                       ----                  ----
       Total annual fund operating expenses            0.73%                 1.37%
------------------------------------------------------------------------------------------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap each fund's operating expenses, the fund's actual expenses were:

Management fees                                          0.50%             0.43%
Other expenses                                           0.21%             0.57%
                                                         ----              ----
Total annual fund operating expenses                     0.71%             1.00%

This cap may be changed or eliminated.

(3) The table and example reflect the combined expenses of the Select Value Fund and the master portfolio in which it invests all its assets.

            --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the Small Cap Growth Fund and Small Cap Equity Fund:

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

-------------------------------------------------------------------------------------------------------------------
Based on fiscal year ended 9/30/01                                 Small Cap Growth Fund      Small Cap Equity Fund
-------------------------------------------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your                         None                       None
     investment)
     Redemption Fee (1) (as a percentage of total
     redemption proceeds)                                                    2%                         2%
Annual fund operating expenses (2,3)
(expenses that are deducted from fund assets)
       Management fees                                                      0.80%                      0.60%
       Distribution (12b-1) fees                                            None                       None
       Other expenses                                                       0.40%                      0.48%
                                                                            ----                       ----
       Total annual fund operating expenses                                 1.20%                      1.08%
-------------------------------------------------------------------------------------------------------------------

(1) a redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap each fund's operating expenses, the fund's actual expenses were:

Management fees                                          0.72%             0.26%
Other expenses                                           0.28%             0.48%
Total annual fund operating expenses                     1.00%             0.74%

This cap may be changed or eliminated.

(3) The table and example reflect the combined expenses of the Small Cap Growth Fund and the master portfolio in which it invests all its assets.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the International Equity Fund and International Small Cap Fund:

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

--------------------------------------------------------------------------------------------------------------
Based on fiscal year ended 9/30/01                International Equity Fund       International Small Cap Fund
--------------------------------------------------------------------------------------------------------------
     Shareholder fees (fees paid                             None                           None
     directly from your investment)
     Redemption Fee (1) (as a
     percentage of total redemption
     proceeds)                                                2%                             2%
Annual fund operating expenses (2,3)
(expenses that are deducted from fund assets)
       Management fees                                       0.80%                          1.00%
       Distribution (12b-1) fees                             None                           None
       Other expenses                                        0.57%                          0.98%
                                                             ----                           ----
       Total annual fund operating expenses                  1.37%                          1.98%
--------------------------------------------------------------------------------------------------------------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap each fund's operating expenses, the fund's actual expenses were:

Management fees                                          0.43%             0.27%
Other expenses                                           0.57%             0.98%
Total annual fund operating expenses                     1.00%             1.25%

This cap may be changed or eliminated.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fund managers" in "The Investment Adviser" section of the prospectus:

--------------------------------------------------------------------------------
Fund                Fund Managers           Positions during the past five years
--------------------------------------------------------------------------------
Select Value Fund   David H. Cameron, CFA   Director of Standish Mellon, David
                                            is the firm's chief equity officer
                                            and oversees the firm's domestic and
                                            international investment strategies.
--------------------------------------------------------------------------------

               --------------------------------------------------

The following information replaces similar information found under the heading "How to Purchase Shares" in the "Investment and Account Information" section of the prospectus:

The Small Capitalization Equity Fund is now open to new investors.

               --------------------------------------------------

The following information supplements the information found under the heading "How to exchange shares" and "How to redeem shares" in the "Investment and Account Information" section of the prospectus:

Redemption Fee

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Small Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, International Equity Fund and International Small Cap Fund each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee will become applicable to all shares of the above listed funds purchased on or after January 28, 2002.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

      o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

      o Accounts maintained by banks or trust companies as nominees for the underlying shareholders which banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying;

      o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

      o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.

                       SUPPLEMENT dated November 27, 2002

                              To the PROSPECTUS of

                           Standish Fixed Income Fund
                       Standish Investment Grade Bond Fund
                          Standish High Yield Bond Fund
                      Standish Short-Term Fixed Income Fund
                     Standish Short-Term Asset Reserve Fund

                               Dated: May 1, 2002

--------------------------------------------------------------------------------

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus.

Additional Investment Policies

The next paragraph replaces the second paragraph in the section entitled "Credit Quality":

If a security receives "split" (different) ratings from multiple rating organizations, each fund, except for the Investment Grade Bond Fund and High Yield Bond Fund, will treat the security as being rated in the higher rating category. The High Yield Bond Fund will treat the security as being rated in the lower rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

               --------------------------------------------------

      On October 24, 2002, the Board of Trustees of Standish, Ayer & Wood Investment Trust authorized the imposition of a redemption fee of 2% of the net asset value of High Yield Bond Fund shares, with certain enumerated exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee would become applicable to shares of High Yield Bond Fund purchased on or after January 28, 2003.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the High Yield Bond Fund:

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

-------------------------------------------------------------------------------------
Based on fiscal year ended 12/31/01                              High Yield Bond Fund
-------------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your                      None
     investment)
     Redemption Fee (1) (as a percentage of total
     redemption proceeds)                                                 2%
Annual fund operating expenses (2,3)
(expenses that are deducted from fund assets)
       Management fees                                                   0.50%
       Distribution (12b-1) fees                                         None
       Other expenses                                                    0.47%
                                                                         ----
       Total annual fund operating expenses                              0.97%
-------------------------------------------------------------------------------------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap High Yield Bond Fund's operating expenses, the fund's actual expenses were:

Management fees                                                            0.50%
Other expenses                                                             0.00%
Total annual fund operating expenses                                       0.50%

This cap may be changed or eliminated.

(3) The table and example reflect the combined expenses of the High Yield Bond Fund and the master portfolio in which it invests all its assets.

               --------------------------------------------------

The following information supplements the information found under the heading "How to exchange shares" and "How to redeem shares" in the "Investment and Account Information" section of the prospectus.

Redemption Fee

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. High Yield Bond Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee will become applicable to all shares of High Yield Bond Fund purchased on or after January 28, 2002.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

      o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

      o Accounts maintained by banks or trust companies as nominees for the underlying shareholders which banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying;

      o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

      o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.

                       SUPPLEMENT dated November 27, 2002

                            To the PROSPECTUS of the

                   Standish Group of Global Fixed Income Funds
                    Standish International Fixed Income Fund
                          (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund

                               Dated: May 1, 2002

--------------------------------------------------------------------------------

      On October 24, 2002, the Board of Trustees of Standish, Ayer & Wood Investment Trust authorized the imposition of a redemption fee of 2% of the net asset value of each of Standish International Fixed Income Fund and Standish International Fixed Income Fund II, with certain enumerated exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee would become applicable to shares of those funds purchased on or after January 28, 2003.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the International Fixed Income Fund:

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

--------------------------------------------------------------------------------------------
Based on fiscal year ended 12/31/01                          International Fixed Income Fund
--------------------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your                      None
     investment)
     Redemption Fee (1) (as a percentage of total
     redemption proceeds)                                                 2%
Annual fund operating expenses
(expenses that are deducted from fund assets)
       Management fees                                                   0.40%
       Distribution (12b-1) fees                                         None
       Other expenses                                                    0.16%
                                                                         ----
       Total annual fund operating expenses                              0.56%
--------------------------------------------------------------------------------------------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the International Fixed Income Fund II:

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

---------------------------------------------------------------------------------------------
Based on fiscal year ended 12/31/01                        International Fixed Income Fund II
---------------------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your                      None
     investment)
     Redemption Fee (1) (as a percentage of total
     redemption proceeds)                                                 2%
Annual fund operating expenses (2)
(expenses that are deducted from fund assets)
       Management fees                                                   0.40%
       Distribution (12b-1) fees                                         None
       Other expenses                                                    0.45%
                                                                         ----
       Total annual fund operating expenses                              0.85%
---------------------------------------------------------------------------------------------

(1) a redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap International Fixed Income Fund II's operating expenses, the fund's actual expenses were:

Management fees                                                            0.10%
Other expenses                                                             0.45%
Total annual fund operating expenses                                       0.55%

This cap may be changed or eliminated.

               --------------------------------------------------

The following information supplements the information found under the heading "How to exchange shares" and "How to redeem shares" in the "Investment and Account Information" section of the prospectus:

Redemption Fee

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. International Fixed Income Fund and International Fixed Income Fund II each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee will become applicable to all shares of the above listed funds purchased on or after January 28, 2002.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

      o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

      o Accounts maintained by banks or trust companies as nominees for the underlying shareholders which banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying;

      o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

      o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.

                       SUPPLEMENT dated November 27, 2002

                            To the PROSPECTUS of the

                      Standish Group of Tax-Sensitive Funds
                       Standish Tax-Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 28, 2002

--------------------------------------------------------------------------------

         On October 24, 2002, the Board of Trustees of Standish, Ayer & Wood Investment Trust authorized the imposition of a redemption fee of 2% of the net asset value of each of Standish Tax-Sensitive Equity Fund and Standish Small Cap Tax-Sensitive Equity Fund, with certain enumerated exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee would become applicable to shares of those funds purchased on or after January 28, 2003.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the Tax-Sensitive Equity Fund:

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

---------------------------------------------------------------------------------------
Based on fiscal year ended 09/30/01                           Tax-Sensitive Equity Fund
---------------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your                      None
     investment)
     Redemption Fee (1) (as a percentage of total
     redemption proceeds)                                                 2%
Annual fund operating expenses (2)
(expenses that are deducted from fund assets)
       Management fees                                                   0.50%
       Distribution (12b-1) fees                                         None
       Other expenses                                                    0.46%
                                                                         ----
       Total annual fund operating expenses                              0.96%
---------------------------------------------------------------------------------------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap Tax-Sensitive Equity Fund's operating expenses, the fund's actual expenses were:

Management fees                                                            0.29%
Other expenses                                                             0.46%
Total annual fund operating expenses                                       0.75%

This cap may be changed or eliminated.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the Small Cap-Tax Sensitive Equity Fund:

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

---------------------------------------------------------------------------------------------
Based on fiscal year ended 09/30/01                       Small Cap Tax-Sensitive Equity Fund
---------------------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your                      None
     investment)
     Redemption Fee (1) (as a percentage of total
     redemption proceeds)                                                 2%
Annual fund operating expenses (2)
(expenses that are deducted from fund assets)
       Management fees                                                   0.80%
       Distribution (12b-1) fees                                         None
       Other expenses                                                    0.24%
                                                                         ----
       Total annual fund operating expenses                              1.04%
---------------------------------------------------------------------------------------------

(1) a redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap Small Cap Tax-Sensitive Equity Fund's operating expenses, the fund's actual expenses were:

Management fees                                                            0.76%
Other expenses                                                             0.24%
Total annual fund operating expenses                                       1.00%

This cap may be changed or eliminated.

               --------------------------------------------------

The following information supplements the information found under the heading "How to exchange shares" and "How to redeem shares" in the "Investment and Account Information" section of the prospectus:

Redemption Fee

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Tax-Sensitive Equity Fund and Small Cap Tax-Sensitive Equity Fund each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee will become applicable to all shares of the above listed funds purchased on or after January 28, 2002.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

      o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

      o Accounts maintained by banks or trust companies as nominees for the underlying shareholders which banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying;

      o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

      o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.